Fair Value of Financial Instruments (Tables)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Quoted	Significant	Significant	Balance,
	Prices in	Observable	Unobservable	February 29,
	Active Market	Inputs	Inputs	2016
	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$282,819	$-	$-	$282,819
Derivative liability	-	-	(59,990)	(59,990)
	$282,819	$-	$(59,990)	$222,829

	Quoted	Significant	Significant	Balance,
	Prices in	Observable	Unobservable	February 28,
	Active Market	Inputs	Inputs	2015
	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$1,702,922	$-	$-	$1,702,922
Derivative liability	-	-	(120,337)	(120,337)

	$1,702,922	$-	$(120,337)	$1,582,585